Document and Entity Information	6 Months Ended
Sep. 30, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Happiness Biotech Group Ltd
Entity Central Index Key	0001751876
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Document Type	6-K
Document Period End Date	Sep. 30, 2020
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Entity File Number	333-230170